COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Aggregate Minimum Lease Commitments	Aggregate minimum lease commitments under non-cancelable operating leases as of December 31, 2016, were as follows:

2017	$7,963
2018	5,555
2019	2,512
2020	1,203
2021	1,044
Thereafter	36

$18,313